Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Michigan Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.59%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	1.95%	[1]
Class A
Average Annual Return:
1 Year	8.28%
5 Years	(3.03%)
10 Years (or life of class, if less)	(1.30%)
Inception Date	Jun. 21, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.28%
5 Years	(3.03%)
10 Years (or life of class, if less)	(1.30%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.82%
5 Years	(1.70%)
10 Years (or life of class, if less)	(0.25%)
Class B
Average Annual Return:
1 Year	7.84%
5 Years	(3.10%)
10 Years (or life of class, if less)	(1.30%)
Inception Date	Jun. 21, 2006
Class C
Average Annual Return:
1 Year	11.74%
5 Years	(2.84%)
10 Years (or life of class, if less)	(1.20%)
Inception Date	Jun. 21, 2006

[1]	From 06/30/06.